Stockholders' Equity and Regulatory Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Kentucky First Federal [Member]
Banking And Thrift [Line Items]
Common Equity Tier 1 capital ratio, Actual Amount	$ 52,696	$ 52,638
Common Equity Tier 1 capital ratio, Actual Ratio	29.50%	30.00%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,050	$ 7,893
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 (core) capital ratio, Actual Amount	$ 52,696	$ 52,638
Tier 1 (core) capital ratio, Actual Ratio	29.50%	30.00%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 10,733	$ 10,524
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Total capital ratio, Actual Amount	$ 54,272	$ 54,171
Total capital ratio, Actual Ratio	30.30%	30.90%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 14,311	$ 14,032
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
Tier 1 leverage capital to average assets, Actual Amount	$ 52,696	$ 52,638
Tier 1 leverage capital to average assets, Actual Ratio	17.50%	18.40%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 12,035	$ 11,427
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio
First Federal of Hazard [Member]
Banking And Thrift [Line Items]
Common Equity Tier 1 capital ratio, Actual Amount	$ 18,221	$ 18,015
Common Equity Tier 1 capital ratio, Actual Ratio	43.60%	46.70%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 1,883	$ 1,737
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 2,720	$ 2,509
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier 1 (core) capital ratio, Actual Amount	$ 18,221	$ 18,015
Tier 1 (core) capital ratio, Actual Ratio	43.60%	46.70%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,511	$ 2,316
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,348	$ 3,087
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Total capital ratio, Actual Amount	$ 18,745	$ 18,498
Total capital ratio, Actual Ratio	44.80%	47.90%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 3,348	$ 3,087
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 4,184	$ 3,859
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 leverage capital to average assets, Actual Amount	$ 18,221	$ 18,015
Tier 1 leverage capital to average assets, Actual Ratio	24.30%	26.60%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 2,996	$ 2,707
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 3,745	$ 3,383
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
First Federal of Kentucky [Member]
Banking And Thrift [Line Items]
Common Equity Tier 1 capital ratio, Actual Amount	$ 30,502	$ 30,126
Common Equity Tier 1 capital ratio, Actual Ratio	21.30%	25.10%
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 6,443	$ 6,144
Common Equity Tier 1 capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	4.50%	4.50%
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 9,306	$ 8,874
Common Equity Tier 1 capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Tier 1 (core) capital ratio, Actual Amount	$ 30,502	$ 30,126
Tier 1 (core) capital ratio, Actual Ratio	21.30%	25.10%
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 8,590	$ 8,191
Tier 1 (core) capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 11,454	$ 10,922
Tier 1 (core) capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Total capital ratio, Actual Amount	$ 31,462	$ 31,059
Total capital ratio, Actual Ratio	22.00%	22.80%
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Amount	$ 11,454	$ 10,922
Total capital ratio, Minimum Requirement For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 14,317	$ 13,652
Total capital ratio, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 leverage capital to average assets, Actual Amount	$ 30,502	$ 30,126
Tier 1 leverage capital to average assets, Actual Ratio	13.50%	13.40%
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Amount	$ 9,046	$ 8,971
Tier 1 leverage capital to average assets, Minimum Requirement For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Amount	$ 11,308	$ 11,214
Tier 1 leverage capital to average assets, Minimum Requirement To be "Well- Capitalized" Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%